DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2011
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.	DESCRIPTION OF BUSINESS AND ORGANIZATION

China Gerui Advanced Materials Group Limited ("the Company" or "China Gerui") holdings are comprised of Wealth Rainbow, also a holding company and Henan Green, an operating company and a leading China-based specialty precision cold-rolled steel producer. Through its investment in these entities, the Company manufactures and sells specialty, high-end, high precision, ultra thin, high strength, cold-rolled, narrow and wide strip steel products that are characterized by stringent performance and specification requirements that mandate a high degree of manufacturing and engineering expertise, and are extensively used in the manufacturing industry throughout mainland China. The Company's products are not standardized commodity products, but are tailored to customers' requirements and then incorporated into products they and end-users make for various applications. The Company sells its products to its customers in the People's Republic of China (PRC) in a diverse range of industries, including the food packaging, telecommunication, electrical appliance, and construction materials industries.

The consolidated financial statements include the financial statements of China Gerui and its subsidiaries (together referred to as the "Group"). The Company owns 100% equity interests directly and indirectly, in two subsidiaries, namely Wealth Rainbow and Henan Green. The organization chart of the Group is as follows: